Commitments, Significant Contracts and Contingencies	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Commitments, Significant Contracts and Contingencies [Text Block]
16.	Commitments, Significant Contracts and Contingencies

Management and Service Agreements

As at August 31, 2017, the Company is party to the following contractual commitments:

Party	Monthly Commitment	Expiry Date
C.A.B Financial Services (1) (2)	$12,000	November 30, 2018
Docherty Management Ltd. (1) (2)	CAD $15,000	March 1, 2018
M&E Services Ltd. (1)	CAD $8,000	June 1, 2018
Corporate Development (3) (4)	CAD $4,000	Month to Month
Advisory Agreement	CAD $4,000	March 24, 2018
Investor relations and communications – Alex Blanchard Capital (1)	CAD $7,500	December 19, 2017
Research & Development	CAD $3,854	June 19, 2018

Revenue Incentive Milestones

(1) 100,000 common shares issuable upon the Company achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60 -day period for the first 12 months of the contract, plus a further 50,000 common shares issuable upon achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60 -day period, during the 13th - 24th months of the contract. If the Company achieves non-refundable revenues of $500,000 in any fiscal quarter, a further 200,000 common shares may be issuable during the first 12 months of the contract and 100,000 common shares during the 13th - 24th months of the contract.

Intellectual Property Milestones

(2) During the term of the agreement, for each provisional patent application substantively devised and successfully created, written, and filed with the U.S. Patent Office for the Company’s Technology, 250,000 restricted common shares of the Company will be issuable.

Corporate Development Milestones

(3) For new customers sourced by the Consultant until July 10, 2017; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $200,000 to any single customer in any consecutive 60 -day period would result in a restricted common share award of 100,000 Company shares (not achieved); and, from July 11, 2017, until July 10, 2018; a restricted common share award of 50,000 Company shares may be achieved; this clause is limited to one payment per customer during the 12 -month period, but payable on each customer that meets these sales/licensing thresholds.

(4) For new customers sourced by the Consultant until July 10, 2017; for combined Lexaria Energy and ViPova products and including all combined sales efforts and/or technology licensing revenues, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 200,000 Company shares (not achieved); and, from July 11, 2017, until July 10, 2018; for combined Lexaria Energy and ViPova products and including all sales efforts, achieving non-refundable revenues of $500,000 in any fiscal quarter would result in a restricted common share award of 100,000 Company shares; this clause is limited to one payment per fiscal quarter.

17.	Commitments, Significant Contracts and Contingencies

Management Agreements

As at August 31, 2016, the Company is party to the following contractual commitments with management.

Party	Monthly Commitment
C.A.B Financial Services	$10,000
Docherty Management Ltd.	CAD$12,500

The Company appointed Mr. John Docherty as President of Lexaria effective April 15, 2015. The Company executed a twenty-four month consulting contract with Docherty Management Limited, solely owned by Mr. John Docherty with monthly compensation of CAD$12,500 and shall increase to a total of CAD$15,000 per month effective at that time when the Company has $1,000,000 or more in cash in its bank accounts, and continue at CAD$15,000 per month from that moment until the termination or completion of the contract. The Company may also pay Mr. Docherty a bonus from time to time, at its sole discretion. Mr. Docherty will be entitled to receive common stock based and stock option based bonuses upon achieving certain milestones during the time of his consultancy with the Company. These milestones are:

•	Upon signing: A grant of 550,000 stock options priced one-cent above market prices at the time of award. (granted)
•	90 Days after signing: A grant of 500,000 restricted common shares (Completed - 462,000 restricted common shares issued with cash payment of $16,000, as mutually agreed to between the parties).
•	Twelve months after signing: A grant of 300,000 stock options priced one-cent above market prices at the time of award (granted).
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18 months after signing: A grant of 300,000 restricted common shares ( 252,000 restricted common shares issued subsequent to the year end (Note 19), with cash payment of $6,240, as mutually agreed to between the parties).

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During the first twelve (12) months after signing; for combined Lexaria Energy and ViPova™ products and including all combined sales efforts, achieving non- refundable sales of $200,000 to any single customer in any consecutive 60 -day period would result in a restricted common share award of 100,000 Company shares (expired); and, after the first12 months after signing and expiring 24 months after signing; for combined Lexaria Energy and ViPova™ products and including all sales efforts, achieving non-refundable sales of $200,000 to any single customer in any consecutive 60 -day period would result in a restricted common share award of 50,000 Company shares; this clause is limited to one payment per customer during the 24 -month period, but payable on each customer that meets these sales thresholds;

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During the first 12 months after signing; for combined Lexaria Energy and ViPova™ products and including all combined sales efforts, achieving non- refundable sales of $500,000 in any fiscal quarter would result in a restricted common share award of 200,000 Company shares (expired); and, after the first 12 months after signing and expiring 24 months after signing; for combined Lexaria Energy and ViPova™ products and including all sales efforts, achieving non-refundable sales of $500,000 in any fiscal quarter would result in a restricted common share award of 100,000 Company shares; this clause is limited to one payment per fiscal quarter;

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During the time this Agreement remains in effect, for each new provisional patent application substantially devised by Mr. Docherty and successfully created, written and filed with the US Patent Office for Company-owned intellectual property, a restricted common share award of 250,000 Company shares. This clause is not limited to frequency of payment but each patent application is to be approved by the Board of Directors of the Company, in advance. During the year ended August 31, 2016, the Company issued to Mr. Docherty 210,000 restricted common shares and further accrued $4,000 combined in lieu of issuance of 250,000 restricted common shares, as mutually agreed to between the parties.

Lease

The Company has a lease commitments for its office space for CAD$826 per month. The lease require a 90 -day termination notice.

Convertible Debenture

The Company has issued a convertible debenture for $45,000, maturing on August 31, 2020. The convertible debenture accrues interest at 10% per annum, payable in quarterly installments (Note 10).

Marketing, Branding, and Investor Relations Advisory

On July 18, 2016, the Company entered into a service agreement with an arm’s length service provider for marketing, branding, and investor relations advisory services (the “Advisory Agreement”). The Advisory Agreement has a term of one year with automatic renewal but can be terminated by either party with 30 days’ notice. In exchange for services, the Company issued 250,000 common shares upon signing of the agreement (Note 11) and is obligated to issue share purchase warrants for purchase of 250,000 common shares, on a monthly basis, with exercise price that is the average of the daily closing prices of the preceding month with a minimum of $0.08 per share. The warrants will have a term of five years from the date of issuance.

Lexaria retains the right but has no obligation to make any future month’s payment in cash using the same formula to establish and per-share valuation price, multiplied by 250,000, in lieu of issuing the monthly warrants. The Advisory Service Provider is entitled to 3% commissions on revenue received by Lexaria originating from the parties introduced by the Advisory Service Provider.